CREDIT LINES	12 Months Ended
Dec. 31, 2022
Long-term Debt, Unclassified [Abstract]
CREDIT LINES
NOTE 8:-	CREDIT LINES

In March 2013, the Company was provided with a revolving Credit Facility by four financial institutions. The Credit Facility was renewed and amended several times during the past years according to Company's needs and financial position.

In June 2022, the Company signed the latest amendment to the agreement in the frame of which the Credit Facility was extended by additional 1 year, till June 30, 2023. This amendment also included an increase of $12,200 to $62,200 to the Credit Facility for loans and a decrease of same amount to the bank guarantees credit lines to $57,800 in a way that the total credit facilities for bank guarantees and for loans remains unchanged. Furthermore, an amendment signed earlier in 2022 updated the definitions of interest in the agreement to reflect changes related to the adoption of the new Secured Overnight Financing Rate (“SOFR”) interest.

As of December 31, 2022, the Company has utilized $37,500 of the $62,200 available under the Credit Facility for short term loans. As of December 31, 2022, the Company has not utilized the $5,000 available credit facility from other financial institution. During 2022, the credit lines carried interest rates in the range of 2.1% and 8.0%.

The Credit Facility is secured by a floating charge over all Company assets as well as several customary fixed charges on specific assets.

Repayment could be accelerated by the financial institutions in certain events of default including in insolvency events, failure to comply with financial covenants or an event in which a current or future shareholder acquires control (as defined under the Israel Securities Law) of the Company.

The credit agreement contains financial and other covenants requiring that the Company maintains, among other things, minimum shareholders' equity value and financial assets, a certain ratio between its shareholders' equity (excluding total intangible assets) and the total value of its assets (excluding total intangible assets) on its balance sheet, a certain ratio between its net financial debt to each of its working capital and accounts receivable. As of December 31, 2021 and 2022, the Company met all of its covenants.